Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,995,715,000.00
Previously Paid Amount	0.00
Total Fee Amount	347,627.21
Total Offset Amount	0.00
Net Fee	$ 347,627.21
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false